Investments in Subsidiaries and Associates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
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Schedule of Investments in Subsidiaries, Groups and Associates
The Group and Company have the following investments:

Subsidiary undertakings	Country of Incorporation	Principal Activity	Ownership (As at June 30, 2021)
Company:
Babylon Partners Limited	London, UK	Application development	100.0%
Babylon Healthcare Services Limited	London, UK	Digital Healthcare services	100.0%
Babylon Rwanda Limited	Kigali, Rwanda	Digital Healthcare services	100.0%
Babylon Inc.	Delaware, USA	Digital Healthcare services	100.0%
Babylon Malaysia SDN BDN	Kuala Lumpur, Malaysia	Digital Healthcare services	100.0%
Babylon International Limited	London, UK	Digital Healthcare services	100.0%
Babylon Health Ireland Limited	Cork, Ireland	Digital Healthcare services	100.0%
Babylon Singapore PTE Limited	Singapore	Digital Healthcare services	100.0%
Health Innovators Inc	Delaware, USA	Digital Healthcare services	78.0%
Babylon Acquisition Corp	Delaware, USA	Digital Healthcare services	100.0%
Babylon Technology LTDA	Brazil	Digital Healthcare services	100.0%
Group:
Babylon Healthcare Inc	Delaware, USA	Digital Healthcare services	100.0%
Babylon Healthcare NJ, PC	New Jersey, USA	Healthcare services	100.0%
Babylon Healthcare, PLLC	Maine, USA	Healthcare services	100.0%
Babylon Medical Group (formerly Marcus Zachary DO), PC	California, USA	Healthcare services	100.0%
California Telemedicine Associates, PC	California, USA	Healthcare services	100.0%
Telemedicine Associates, PC	Maine, USA	Healthcare services	100.0%
Babylon Healthcare, PC	Illinois, USA	Healthcare services	100.0%
Babylon Healthcare NC, PC	North Carolina, USA	Healthcare services	100.0%
Babylon Healthcare, PA	Pennsylvania, USA	Healthcare services	100.0%
Meritage Medical Network	California, USA	Healthcare services	100.0%
Meritage Health Ventures, LLC	California, USA	Healthcare services	100.0%

Subsidiary undertakings	Country of Incorporation	Principal Activity	Ownership (As at June 30, 2021)
Group:
Meritage Health Plan	California, USA	Healthcare services	100.0%
Meritage Management, LLC	California, USA	Healthcare services	100.0%
Meritage ACO, LLC	California, USA	Healthcare services	100.0%
First Choice 360 Care Solutions	California, USA	Healthcare services	100.0%

Investment in Associates:

Higi SH Holdings Inc.	Delaware, USA	Digital Healthcare services	25.0%

The Group and Company have the following investments:

Subsidiary undertakings	Country of Incorporation	Principal Activity	Ownership (As at December 31, 2020)	Ownership (As at December 31, 2019)
Company:
Babylon Partners Limited	London, UK	Application development	100.0%	100.0%
Babylon Healthcare Services Limited	London, UK	Digital Healthcare services	100.0%	100.0%
Babylon Rwanda Limited	Kigali, Rwanda	Digital Healthcare services	100.0%	100.0%
Babylon Inc.	Delaware, USA	Digital Healthcare services	100.0%	100.0%
Babylon Health Canada Limited	British Columbia, Canada	Digital Healthcare services	100.0%	100.0%
Babylon Malaysia SDN BDN	Kuala Lumpur, Malaysia	Digital Healthcare services	100.0%	100.0%
Babylon International Limited	London, UK	Digital Healthcare services	100.0%	100.0%
Babylon Health Ireland Limited	Cork, Ireland	Digital Healthcare services	100.0%	100.0%
Babylon Singapore PTE Limited	Singapore	Digital Healthcare services	100.0%	100.0%
Health Innovators Inc	Delaware, USA	Digital Healthcare services	70.1%	58.0%
Babylon Acquisition Corp	Delaware, USA	Digital Healthcare services	100.0%	—
Babylon Technology LTDA	Brazil	Digital Healthcare services	100.0%	—
Group:
Babylon Healthcare Inc	Delaware, USA	Digital Healthcare services	100.0%	—
Babylon Healthcare NJ, PC*	New Jersey, USA	Healthcare services	100.0%	—
Babylon Healthcare, PLLC*	Maine, USA	Healthcare services	100.0%	—
Marcus Zachary DO, OC*	California, USA	Healthcare services	100.0%	—
California Telemedicine Associates, PC*	California, USA	Healthcare services	100.0%	—
Telemedicine Associates, PC*	Maine, USA	Healthcare services	100.0%	—
Babylon Healthcare, PC*	Illinois, USA	Healthcare services	100.0%	—
Babylon Healthcare NC, PC*	North Carolina, USA	Healthcare services	100.0%	—

Investment in Associates:
Higi SH Holdings Inc.	Delaware, USA	Digital Healthcare services	19.0%	—

*	Subsidiary is a PC, which is included in the Consolidated Financial Statements of the Group on the basis of control. Refer to Note 2 for additional discussion.

Summary of Financial Information of Associate
The following table summarizes the financial information of Higi as of June 30, 2021:

$’000
Non-current assets	684
Current Assets	8,250
Non-current liabilities	(7,000)
Current liabilities	(3,244)

Net assets (100%)	(1,310)
Revenue	4,621

Total comprehensive loss	(5,621)

The following table summarizes the financial information of Higi as of December 31, 2020:

$’000
Non-current assets	1,792
Current Assets	10,403
Non-current liabilities	8,670
Current liabilities	4,661

Net assets (100%)	(1,136)
Revenue	9,486

Total comprehensive loss	(13,558)

Summary of Financial Data for the Subsidiary Included in the Interim Financial Statements
As discussed in Note 2, we consolidated certain professional service corporations (“PCs”) which are owned, directly or indirectly, and operated by licenses physicians. The following provides summary financial data for the PCs that are included in the Interim Financial Statements:

	June 30, 2021	December 31, 2020
	$’000	$’000
Total assets	66,489	35,535
Total liabilities	81,429	42,699

	Six Months Ended June 30,
	2021	2020
	$’000	$’000
Total revenues	35,786	1,036
Operating expenses:
Cost of care delivery	(36,710)	(942)
Sales, general and administrative expenses	(4,404)	(119)

Total operating expenses	(41,114)	(1,061)